Statement of Cash Flows in the Consolidated Group - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Operating activities
Operating profit		kr 852		kr 1,007		kr 1,002
Adjustments for non-cash items in operating profit
Provision for credit losses, net		(7)		(51)		16
Depreciation and impairment of non-financial assets		40		45		46
Exchange-rate differences		5		0		0
Unrealized changes in fair value		(40)		110		195
Other		16		170		30
Total adjustments for non-cash items in operating profit		14		274		287
Income tax paid		(366)		(365)		(276)
Increase (-)/decrease (+) in lending		(9,016)		3,394		10,864
Increase (-)/decrease (+) in bonds and securities held		(13,782)		6,738		(9,041)
Other changes in assets and liabilities - net		(1,347)		(1,598)		(54)
Cash flow from operating activities		(23,645)		9,450		2,782
Investing activities
Investments		(21)		(10)		(39)
Cash flow from investing activities		(21)		(10)		(39)
Financing activities
Senior debt		92,045		115,040		87,989
Repayments of debt		(59,390)		(86,266)		(70,829)
Repurchase and early redemption of own long-term debt		(7,553)		(38,693)		(14,523)
Change in subordinated debt		(2,322)
Derivatives		1,830		(4,931)		(182)
Dividend paid		(232)		(234)		(356)
Cash flow from financing activities		24,378		(15,084)		2,099
Net cash flow for the period		712		(5,644)		4,842
Cash and cash equivalents at beginning of the year		1,231	[1]	7,054	[1]	2,258
Exchange-rate differences on cash and cash equivalents		473		(179)		(46)
Cash and cash equivalents at end of the year	[1]	2,416		1,231		7,054
Cash and cash equivalents of which cash at banks		374		600		916
Cash and cash equivalents of which cash equivalents		2,042		631		6,138
Interest payments received and expenses paid
Interest payments received		4,586		3,965		2,975
Interest expenses paid		kr 3,192		kr 2,139		kr 1,229

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.